Statement to Certificateholder

	Distribution Information		Deal Information

	1. Distribution Summary		Deal Name:	Residential Accredit Loans Inc, 2006-QA9

	2. Factor Summary		Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
			Closing Date:	10/30/2006
4. Interest Summary

			First Distribution Date:	11/25/2006

5. Other Income Detail
			Determination Date:	12/21/2006

	6. Interest Shortfalls, Compensation and Expenses		Distribution Date:	12/26/2006

Record Date:
7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts
			Book-Entry:	12/22/2006

	8. Collateral Summary		Definitive:	11/30/2006

9. Repurchase Information

10. Loan Status Report (Delinquencies)
			Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

			Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

			Bond Administrator:	Nicholas Gisler
14. Credit Enhancement Report

			Telephone:	818-260-1628
	15. Distribution Percentages	(Not Applicable)

			Pool(s) :	40420
16. Overcollateralization Summary

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

1. Distribution Summary

Class	CUSIP	Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	75115VAA3	314,545,000.00	310,937,333.80	5.50000000	8,758,284.58	1,377,625.13	10,135,909.71	0.00	0.00	0.00	302,179,049.22

A-2	75115VAB1	34,950,000.00	34,549,141.83	5.54000000	973,158.20	154,185.14	1,127,343.34	0.00	0.00	0.00	33,575,983.63

M-1	75115VAC9	8,920,000.00	8,920,000.00	5.64000000	0.00	40,526.53	40,526.53	0.00	0.00	0.00	8,920,000.00

M-2	75115VAD7	3,905,000.00	3,905,000.00	5.73000000	0.00	18,024.83	18,024.83	0.00	0.00	0.00	3,905,000.00

M-3	75115VAE5	2,600,000.00	2,600,000.00	6.22000000	0.00	13,027.44	13,027.44	0.00	0.00	0.00	2,600,000.00

M-4	75115VAF2	1,300,000.00	1,300,000.00	6.42000000	0.00	6,723.17	6,723.17	0.00	0.00	0.00	1,300,000.00

M-5	75115VAG0	1,300,000.00	1,300,000.00	6.82963896	0.00	7,560.94	7,560.94	0.00	0.00	0.00	1,300,000.00

M-6	75115VAH8	1,673,000.00	1,673,000.00	6.82963896	0.00	9,865.12	9,865.12	0.00	0.00	0.00	1,673,000.00

SB	75115VAL9	2,415,002.41	2,415,452.02	0.00000000	0.00	394,869.15	394,869.15	0.00	0.00	0.00	2,415,452.02

R-1	75115VAJ4	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-X	75115VAK1	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals		371,608,002.41	367,599,927.65		9,731,442.78	2,022,407.45	11,753,850.23	0.00	0.00	0.00	357,868,484.87

2

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class		CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1		75115VAA3	988.53052441	27.84429757	4.37973940	32.22403697	0.00000000	0.00000000	960.68622684

A-2		75115VAB1	988.53052446	27.84429757	4.41159199	32.25588956	0.00000000	0.00000000	960.68622690

M-1		75115VAC9	1,000.00000000	0.00000000	4.54333296	4.54333296	0.00000000	0.00000000	1,000.00000000

M-2		75115VAD7	1,000.00000000	0.00000000	4.61583355	4.61583355	0.00000000	0.00000000	1,000.00000000

M-3		75115VAE5	1,000.00000000	0.00000000	5.01055385	5.01055385	0.00000000	0.00000000	1,000.00000000

M-4		75115VAF2	1,000.00000000	0.00000000	5.17166923	5.17166923	0.00000000	0.00000000	1,000.00000000

M-5		75115VAG0	1,000.00000000	0.00000000	5.81610769	5.81610769	0.00000000	0.00000000	1,000.00000000

M-6		75115VAH8	1,000.00000000	0.00000000	5.89666467	5.89666467	0.00000000	0.00000000	1,000.00000000

SB	1	75115VAL9

R-1		75115VAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-X		75115VAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

1	Factors not reported for OC Classes

Deal Factor :	96.30268523%

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance	Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End				(1)	(2)	(3)	(4)	(5)	(6)
A-1	11/27/2006	12/25/2006	Actual/360	310,937,333.80	5.50000000	1,377,625.13	0.00	0.00	0.00	0.00	1,377,625.13	0.00

A-2	11/27/2006	12/25/2006	Actual/360	34,549,141.83	5.54000000	154,185.14	0.00	0.00	0.00	0.00	154,185.14	0.00

M-1	11/27/2006	12/25/2006	Actual/360	8,920,000.00	5.64000000	40,526.53	0.00	0.00	0.00	0.00	40,526.53	0.00

M-2	11/27/2006	12/25/2006	Actual/360	3,905,000.00	5.73000000	18,024.83	0.00	0.00	0.00	0.00	18,024.83	0.00

M-3	11/27/2006	12/25/2006	Actual/360	2,600,000.00	6.22000000	13,027.44	0.00	0.00	0.00	0.00	13,027.44	0.00

M-4	11/27/2006	12/25/2006	Actual/360	1,300,000.00	6.42000000	6,723.17	0.00	0.00	0.00	0.00	6,723.17	0.00

M-5	11/27/2006	12/25/2006	Actual/360	1,300,000.00	6.82963896	7,560.94	0.00	0.00	0.00	0.00	7,560.94	0.00

M-6	11/27/2006	12/25/2006	Actual/360	1,673,000.00	6.82963896	9,865.12	0.00	0.00	0.00	0.00	9,865.12	0.00

SB	11/25/2006	12/24/2006	30/360	2,415,452.02	0.00000000	0.00	0.00	0.00	0.00	394,869.15	394,869.15	0.00

Deal Totals				367,599,927.65		1,627,538.30	0.00	0.00	0.00	394,869.15	2,022,407.45	0.00

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.32000000	A-1, A-2, M-1, M-3, M-5, M-6, M-4, M-2

5. Other Income Detail

Class	Prepayment Charges	Remaining Excess Cash Flow and OC Release Amount	Other Income Distributiion

	(1)	(2)	(1) + (2) = (3)
SB
	0.00	394,869.15	394,869.15

Deal Totals	0.00	394,869.15	394,869.15

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	9,818.77	9,818.77	0.00	0	0.00	90,990.65	6,159.29	80,024.95	0.00	0.00	0.00

7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts

(A) Prepayment Interest Shortfall Amounts							(B) Basis Risk/Net WAC Shortfall Amounts

Class	Current	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)	Current Period Uncompensated	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)

	(1)	(2)	(3)	(4)	(5)	(1)	(2)	(3)	(4)	(5)

A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

A-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-5	0.00	0.00	0.00	0.00	0.00	408.79	0.00	0.00	408.79	0.00

M-6	0.00	0.00	0.00	0.00	0.00	660.86	0.00	0.00	660.86	0.00

SB	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-X	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals	0.00	0.00	0.00	0.00	0.00	1,069.65	0.00	0.00	1,069.65	0.00

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		933	928		N/A	119	22	0	0	0	906

	Balance/Amount		371,608,002.41	367,599,927.64	34,827.18		114,328.09	9,582,287.51	N/A	0.00	0.00	357,868,484.86

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	7.02197674	7.01484567	356.76	356.51	6.67443092	6.66670131	6.67443092	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	27.44%							20.15%

NET WA CAP RATE - 6.82963896 WA NET RATE - 6.67443092

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	869	344,445,688.71	0	0.00	0	0.00	0	0.00	0.00	869	344,445,688.71

30 days	32	11,518,587.49	0	0.00	0	0.00	0	0.00	0.00	32	11,518,587.49

60 days	5	1,904,208.66	0	0.00	0	0.00	0	0.00	0.00	5	1,904,208.66

90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	906	357,868,484.86	0	0.00	0	0.00	0	0.00	0.00	906	357,868,484.86

Current	95.92%	96.25%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	95.92%	96.25%

30 days	3.53%	3.22%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.53%	3.22%

60 days	0.55%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.55%	0.53%

90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	32	11,518,587.49		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	3.53%	3.22%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	5	1,904,208.66		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.55%	0.53%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%				0.00%

Constant Default Rate	0.00%				0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

14. Credit Enhancement Report

Reserve Accounts
DEPOSITS	WITHDRAWALS

Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

Yield Maintenance Reserve	0.00	0.00	0.00	0.00	0.00	0.00

Supplemental Interest Account	0.00	0.00	22,192.80	22,192.80	0.00	0.00

Hedge Agreements

Description	Provider	Termination Date	Amount Received From Provider	Amount Paid to Provider

Swap Agreement	Credit Suisse	09/25/2011	1,535,383.58	1,557,576.39

Yield Maintenance Agreement	Credit Suisse	09/25/2013	0.00	0.00

16. Overcollateralization Summary

	Prior Required Overcollateralization Amount	Beginning Overcollateralization Amount	Overcollateralization Increase/(Reduction) Amount	Ending Overcollateralization Amount	Current Required Overcollateralization Amount
Deal Total
	2,415,452.02	2,415,452.02	0.00	2,415,452.02	2,415,452.02

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

17. Excess Cashflow, Overcollateralization and Derivative Amounts

Excess Cashflow and Derivative Summary

(1)	Scheduled Unmodified Net Interest	2,044,600.27

(2)	Interest Losses	0.00

(3)	Subsequent Recoveries	0.00

(4)	Interest Adjustment Amount	0.00

(5)	Yield Maintenance/Swap Payment Amount - IN	0.00

(6)	Yield Maintenance/Swap Payment Amount - OUT	22,192.80

(7)	Yield Maintenance Proceeds	0.00

(8)	Certificate Interest Amount	1,626,468.66

(9)	OC Reduction Amount	0.00

(10)	Excess Cashflow Prior to OC Provisions	395,938.81

Overcollateralization and Derivative Amounts

	Excess Cashflow Prior to OC Provisions	395,938.81

(1)	Unreimbursed Principal Portion of Realized Losses	0.00

(2)	Principal Portion of Realized Losses	0.00

(3)	Overcollateralization Increase	0.00

(4)	Prepayment Interest Shortfall	0.00

(5)	Unpaid PPIS With Accrued Interest	0.00

(6)	Basis Risk Shortfall Carry-Forward Amount	1,069.65

(7)	Relief Act Shortfall	0.00

(8)	Unreimbursed Realized Losses	0.00

(9)	Swap Termination Payment Amount	0.00

(10)	To Class SB Certificates	394,869.15

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QA9

December 26, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Stepdown Date - Senior Enhancement Test

Senior Enhance Pct >= Specified Senior Enhance Pct (Actual End Balance <= Target End Balance)	False

StepDown Date and Senior Enhancement pass

After StepDown Date and Senior Enh Percent >= Target Percent	False

Sixty-Plus Delinquency Percentage >= Target %

Sixty-Plus Delinquency Percentage >= Senior Enhancement Delinquency Percentage Target	False

Aggregate Realized Loss % >= Scheduled Loss %

Aggregate Realized Loss Percentage >= Scheduled Loss Percent	False

Trigger Event is in effect?

Trigger Event is in effect	False

Stepdown Date and Trigger Event in effect

Trigger Event is in effect on or after StepDown Date	False

20. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

01/04/2007	1:01:22PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Accredit Loans, Inc., 2006-QA9

December 26, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	11,782,202.34
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivatives Payment)	0.00
Total Deposits	11,782,202.34

Uses of Funds	Amount

Transfer to Certificate Account	11,753,850.25
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	6,159.29
Derivatives Payment	22,192.80
Total Withdrawals	11,782,202.34

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A